Finance debt - Non-current finance debt (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Unsecured bonds		$ 30,994	$ 23,666
Unsecured loans		97	92
Total finance debt		31,091	23,758
Less current portion		1,974	2,004
Non-current finance debt	[1]	29,118	21,754
United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds		18,710	13,308
Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds		10,057	8,201
Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds		1,877	1,815
Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds		$ 352	$ 342
Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates		4.30%	4.30%
Unsecured loans		$ 97	$ 92
Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Unsecured bonds		36,359	27,053
Unsecured loans		119	123
Total finance debt		36,479	27,175
Less current portion		2,062	2,036
Non-current finance debt		34,417	25,139
Fair value based on level 2 inputs [member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds		21,883	14,907
Fair value based on level 2 inputs [member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds		11,115	8,992
Fair value based on level 2 inputs [member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds		2,949	2,765
Fair value based on level 2 inputs [member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds		412	389
Fair value based on level 2 inputs [member] | Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Unsecured loans		$ 119	$ 123
Weighted average [member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates		3.82%	4.14%
Weighted average [member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates		2.03%	2.25%
Weighted average [member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates		6.08%	6.08%
Weighted average [member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates		4.18%	4.18%

[1]	* Lease liabilities are separated from the line item Finance debt and 2019 is reclassified.